Issuance of Negotiable Obligations	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Issuance of Negotiable Obligations
24.	ISSUANCE OF NEGOTIABLE OBLIGATIONS

a.	Unsubordinated Negotiable Obligations

Grupo Supervielle S.A.’s Negotiable Obligations Issuance Program

On September 22, 2010, Grupo Supervielle’s Shareholders’ General Meeting passed the adhesion to the public offering regime pursuant Law 17,811 and the creation of a Simple Negotiable Obligations Issuance Global Program, non-convertible into shares, which was passed by the National Securities Commission on November 11, 2010. Said negotiable obligations may be short, medium and/or long term, subordinated or not, with or without guarantee, in pesos, in US dollars or any other currency, for a maximum current amount that shall not exceed, at any time, 1,000 (one thousand million pesos) or its equivalent in any other currency, pursuant to the last amendment of the Program on May, 7, 2015.

Likewise, negotiable obligations may be issued in several classes and/or series over the course of the program enforcement, relying on the possibility of re-issuing successive classes and/or series to be amortized. As of April 19, 2016, since the aforementioned Program was no longer in effect, the Group’s Ordinary and Extraordinary shareholders’ meeting, passed the creation of a new Negotiable Obligations Issuance Global Program, for the issuance of simple, short and/or medium term, subordinated or not, with or without guarantees, securities for up to a maximum outstanding amount of 1,000,000 (one thousand million pesos), under which different classes and/or series of Negotiable Obligations denominated in pesos, dollar or other foreign currencies can be issued.

Banco Supervielle S.A.

On April 25, 2013, the Shareholders’ meeting No. 39, resolved to approve the creation of a Global Program for the Issuance of Negotiable Obligations (the “Program”) for up to a maximum outstanding amount of AR$ 500,000,000. The Program was authorized by the National Securities Commission through Resolution No. 17,165 dated August 15, 2013. On April 18, 2016, the Shareholders’ meeting No. 43 approved the increase of the total amount of the Program to a nominal value of up to AR$ 1,000,000,000. That increase was authorized by the National Securities Commission Board through Resolution No. 18,296 dated October 27, 2016. On March 22, 2017 the Extraordinary General shareholders’ meeting No. 45 approved the issuance of the Program for a maximum amount of nominal value AR$ 2,500,000,000. The National Securities Commission´s Board approved the program´s increase up by Resolution No. 18,608 on April 12, 2017.

Global Program for the Issuance of Medium-Term Securities for up to V / N US $ 800,000,000

On September 22, 2016, the Shareholders’ meeting No. 117, resolved to approve the creation of a Global Program for the Issuance of Negotiable Obligations for up to a maximum outstanding amount of USD 800,000,000 (United States dollars eight hundred million). The Program was authorized by the National Securities Commission through Resolution No. 18,376 dated November 24, 2016.

On March 6, 2018, the Shareholders’ meeting, resolved to approve the extension of the Program for up to a maximum outstanding amount of USD 2,300,000,000 (United States dollars two thousand and three hundred million). The Program was authorized by the National Securities Commission through Resolution No. 19,470 dated April 16, 2018.

On December 21, 2018, the Board of Directors approved the issuance of Non-Subordinated Corporate Bonds for an amount of up to $ 3,000,000,000 (three billion pesos) within the global program of negotiable obligations. The subscription period ended on January 31, 2019.

Here are the main terms and conditions of the issuance:

Class: F

Amount: $ 3,899,161,779 (Pesos three thousand eight hundred ninety nine million one hundred sixty one thousand seven hundred and seventy nine)

Due date: November 4, 2019

Interest rate: Floating Badlar of Private Banks + 4.85%

Interest payment date: Interest accrued by Negotiable Obligations will be paid on a three-month basis making the first payment on May 4, 2019.

Amortization: capital to be paid at maturity date.

Applicable law and jurisdiction: Negotiable obligations shall be governed by and be interpreted pursuant to Argentina laws.

Cordial Compañía Financiera S.A: Program for the Issuance of Negotiable Obligations

On April 25, 2013, the Shareholders’ meeting No. 39, resolved to approve the creation of a Global Program for the Issuance of Negotiable Obligations (the “Program”) for up to a maximum outstanding amount of AR$ 500,000,000. The Program was authorized by the National Securities Commission through Resolution No. 17,165 dated August 15, 2013. On April 18, 2016, the Shareholders’ meeting No. 43 approved the Increase of the total amount of the Program to a nominal value of up to AR$ 1,000,000,000. That increase was authorized by the National Securities Commission Board through Resolution No. 18,296 dated October 27, 2016. On March 22, 2017 the Extraordinary General shareholders’ meeting No. 45 passed the issuance of the Program for a maximum amount of nominal value AR$ 2,500,000,000. The National Securities Commission´s Board approved the program´s grow up by Resolution No. 18,608 on April 12, 2017.

As of December 31, 2018, 2017 and January 1, 2017, the amounts outstanding and the terms corresponding to outstanding unsubordinated negotiable obligations were as follows:

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2018	12/31/2017	01/01/2017
Grupo Supervielle Class XIII	01/31/2014	01/31/2019	Badlar + Spread 6,25%	28,023	37,794	46,919
Grupo Supervielle Class XX	07/28/2015	01/28/2017	Mixed	—	—	249,185
Banco Supervielle Class V	11/20/2015	05/20/2017	Badlar + Spread 4,5%	—	—	643,900
Banco Supervielle Class VI	10/12/2016	10/12/2016	Badlar + Spread 3,5%	—	658,017	817,307
Banco Supervielle Class VI	11/17/2016	11/17/2017	Badlar + Spread 3,5%	—	—	510,048
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4,5%	4,200,603	7,256,569	—
Banco Supervielle Class B	12/22/17	12/22/2019	Floating TM20 + Spread 3,25%	600,155	930,628	—
Banco Supervielle Class C	12/22/17	12/22/2021	Badlar + Spread 4,25%	667,236	976,054	—
Banco Supervielle Class D	02/14/18	08/14/2019	Badlar + Spread 3,5%	768,861	—	—
Banco Supervielle Class E	02/14/18	02/14/2023	Badlar + Spread 4,05%	1,687,173	—	—
Cordial Compañía Financiera Class IX	10/06/2015	04/06/2017	Badlar + Spread 5,95%	—	—	174,092
Cordial Compañía Financiera Class X	05/19/2016	11/19/2017	Badlar + Spread 5,5%	—	—	377,843
Cordial Compañía Financiera Class XI	10/25/2016	04/24/2018	Badlar + Spread 3,57%	—	309,734	386,875
Cordial Compañía Financiera Class XII	12/23/2016	12/23/2017	Fixed 24,90%	—	—	287,252
Cordial Compañía Financiera Class XIII	12/23/2016	06/23/2018	Badlar + Spread 4%	—	225,087	282,104
Cordial Compañía Financiera Class XIV	05/11/2017	05/11/2019	Badlar + Spread 3,5%	397,590	850,654	—
Cordial Compañía Financiera Class XV	08/24/2017	02/23/2019	Badlar + Spread 3,75%	365,401	625,210	—
Cordial Compañía Financiera Class XVI	11/22/2017	11/21/2019	Floating TM20 + Spread 4,25%	541,013	811,490	—
Micro Lending Class II	08/16/2016	08/16/2019	Badlar + Spread 5%	20,004	—	—
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	31,112	—	—

Total				9,307,171	12,681,237	3,775,525

b.	Subordinated Negotiable Obligations

Program for the issuance of Negotiable Obligations for up to nominal value $ 750,000,000 (increased to nominal value $ 2,000,000,000)

As of March 25, 2013, the Bank’s Extraordinary General shareholders’ meeting, approved the creation of a Global Program for the issuance of Negotiable Obligations for up to a maximum outstanding amount of 750,000,000 (seven hundred and fifty million pesos). On April 15, 2016, the Ordinary and Extraordinary Shareholders’ meeting approved the increase the maximum outstanding amount of the Program to 2,000,000,000 (two billion pesos) or its equivalent in foreign currency, passed by Resolution No 18,224 from the National Securities Commission on September 22, 2016.

The following chart provides the main terms and conditions of issuances underway as of December 31, 2018, 2017 and January 1, 2017:

Issuance date	Currency	Class	Amount	Amortization	Term	Maturity date	Rate	Book Value
								12/31/2018	12/31/2017	01/01/2017
11/11/2010	U$S	I	50,000	100% at mat,	84 Months	11/11/2017	11,375%	—	—	1,475,283
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	871,571	637,387	669,994
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	512,246	375,274	395,156

Total								1,383,817	1,012,661	2,540,433

On August 6, 2018, the Board of Directors resolved to request the CNV the Bank´s registration as a frequent issuer of negotiable obligations, and it´s consequent authorization to issue negotiable obligations under the aforementioned regime, in the terms set forth in the Resolution and submitting before said body all the necessary documentation for such purposes.